Interest and Finance Costs, net (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments	$ 2,981	$ (84)	$ 1,160	$ (1,419)
Cash received from terminations	$ 0	$ 0	$ 0	$ 3,685
Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	6		6
Notional amount of floating-to-fixed interest rate swaps	$ 337,787		$ 337,787
Fixed interest rate	2.94%		2.94%
Floating rate basis			six-month LIBOR
Interest Rate Swaps | Minimum
Derivatives Fair Value [Line Items]
Maturity date			Jul. 30, 2020
Interest Rate Swaps | Maximum
Derivatives Fair Value [Line Items]
Maturity date			Oct. 31, 2027
Bunker Call Options
Derivatives Fair Value [Line Items]
Number of bunker call option agreement entered into				1
Bunker Call Option Premium				$ 118
Designated as Hedging Instrument | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Fair value of hedging interest rate swaps	$ (951)		$ (951)		$ (1,967)
Net amount of cash flow hedge losses to be reclassified into earnings within 12 months	$ 115		$ 115
Number of interest rate swaps terminated		4		4
Cash received from terminations				$ 3,685
Not Designated as Hedging Instrument | Bunker Swaps
Derivatives Fair Value [Line Items]
Number of bunker swap agreements held	13		13		7
Fair value of bunker swap agreement	$ 4,121		$ 4,121		$ 3,763
Change in fair value of non-hedging financial instruments			358	529
Not Designated as Hedging Instrument | Bunker Swaps | VLCC Ulysses
Derivatives Fair Value [Line Items]
Number of bunker swap agreements entered into						3
Fair value of bunker swap agreement	$ 3,960		3,960		3,264
Change in fair value of non-hedging financial instruments			$ 696	(1,083)
Not Designated as Hedging Instrument | Bunker Call Options
Derivatives Fair Value [Line Items]
Number of bunker call option agreements held	1		1
Fair value of bunker call option agreements	$ 224		$ 224		$ 118
Change in fair value of non-hedging financial instruments			$ 106	$ (866)